Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax reconciliation
Statutory tax rate (as a percent)	29.90%	29.69%	29.62%
Expected corporate income tax expense	€ 600,456	€ 606,327	€ 525,955
Tax free income	(44,302)	(37,495)	(32,190)
Income from equity method investees	(18,706)	(15,642)	(12,863)
Tax rate differentials	139,391	133,523	116,335
Non-deductible expenses	102,587	32,985	32,817
Taxes for prior years	(14,993)	(21,069)	17,998
Noncontrolling partnership interests	(105,832)	(105,536)	(98,666)
Tax on divestitures			13,477
Tax rate changes	(238,130)	(120)	1,869
Change in realizability of deferred tax assets and tax credits	7,254	5,945	(2,317)
Withholding taxes	6,606	7,909	6,914
Other	19,684	15,655	(4,303)
Total tax expense (income)	€ 454,015	€ 622,481	€ 565,026
Effective tax rate (as a percent)	22.60%	30.50%	31.80%